Insurance - Summary of the Insurance Liability by Remaining Coverage and Incurred Claims (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Jan. 31, 2024
Insurance service result [abstract]
Liabilities for incurred claims	$ 116	$ 126